Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entity of Assets and Liabilities

The VIE’s assets and liabilities were as follows as of December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Total current assets	$22,329,838	$12,989,673
Property, plant and equipment	2,741,596	2,283,672
Intangible assets	46,079	776,405
Total assets	31,269,756	22,248,087
Intercompany payable to the WFOE	16,223,657	13,851,481
Total current liabilities	33,332,745	28,571,686
Total liabilities	33,332,745	28,571,686
Total equity	$(2,062,989)	$(6,323,599)